Document and Entity Information	0 Months Ended
Sep. 27, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 27, 2013
Registrant Name	MFS SERIES TRUST I
Central Index Key	0000798244
Amendment Flag	false
Document Creation Date	Sep. 27, 2013
Document Effective Date	Sep. 27, 2013
Prospectus Date	Dec. 29, 2012
MFS® New Discovery Fund | A
Risk/Return:
Trading Symbol	MNDAX
MFS® New Discovery Fund | R4
Risk/Return:
Trading Symbol	MNDJX
MFS® New Discovery Fund | 529A
Risk/Return:
Trading Symbol	EANDX
MFS® New Discovery Fund | 529B
Risk/Return:
Trading Symbol	EBNDX
MFS® New Discovery Fund | 529C
Risk/Return:
Trading Symbol	ECNDX
MFS® New Discovery Fund | B
Risk/Return:
Trading Symbol	MNDBX
MFS® New Discovery Fund | C
Risk/Return:
Trading Symbol	MNDCX
MFS® New Discovery Fund | I
Risk/Return:
Trading Symbol	MNDIX
MFS® New Discovery Fund | R1
Risk/Return:
Trading Symbol	MNDGX
MFS® New Discovery Fund | R2
Risk/Return:
Trading Symbol	MNDRX
MFS® New Discovery Fund | R3
Risk/Return:
Trading Symbol	MNDHX
MFS® New Discovery Fund | R5
Risk/Return:
Trading Symbol	MNDKX